Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Apr. 01, 2012
Supplement [Text Block]	cfst33_SupplementTextBlock
Prospectus Supplement – October 17, 2012 to the Prospectus of Columbia Mid Cap Growth Opportunity Fund, as supplemented

Effective October 31, 2012, information with respect to Class R3 shares (effective October 31, 2012, known as Class R4 shares) found in the Annual Fund Operating Expenses table and Example in the Fees and Expenses of the Fund section in the Summary of the Fund is hereby replaced, as follows:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

Class R4
Management Fee	0.74%

Distribution and/or service (12b-1) fees	0.00%

Other expenses	0.40%

Total annual fund operating expenses	1.14%

Less: Fee waiver/expense reimbursement(b)	0.04%

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.10%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, through March 31, 2013 the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 1.05% for Class R4. Beginning April 1, 2013 through March 31, 2014, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 1.10% for Class R4. This net operating expense ratio is shown in the table.

Example

Class	1 year	3 years	5 years	10 years
Class R4	$112	$359	$625	$1,387

Columbia Mid Cap Growth Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst33_SupplementTextBlock
Prospectus Supplement – October 17, 2012 to the Prospectus of Columbia Mid Cap Growth Opportunity Fund, as supplemented

Effective October 31, 2012, information with respect to Class R3 shares (effective October 31, 2012, known as Class R4 shares) found in the Annual Fund Operating Expenses table and Example in the Fees and Expenses of the Fund section in the Summary of the Fund is hereby replaced, as follows:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

Class R4
Management Fee	0.74%

Distribution and/or service (12b-1) fees	0.00%

Other expenses	0.40%

Total annual fund operating expenses	1.14%

Less: Fee waiver/expense reimbursement(b)	0.04%

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.10%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, through March 31, 2013 the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 1.05% for Class R4. Beginning April 1, 2013 through March 31, 2014, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 1.10% for Class R4. This net operating expense ratio is shown in the table.

Example

Class	1 year	3 years	5 years	10 years
Class R4	$112	$359	$625	$1,387

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Columbia Mid Cap Growth Opportunity Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%	[1],[2]
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	359
5 years	rr_ExpenseExampleYear05	625
10 years	rr_ExpenseExampleYear10	1,387
1 year	rr_ExpenseExampleNoRedemptionYear01	112
3 years	rr_ExpenseExampleNoRedemptionYear03	359
5 years	rr_ExpenseExampleNoRedemptionYear05	625
10 years	rr_ExpenseExampleNoRedemptionYear10	1,387

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, through March 31, 2013 the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 1.05% for Class R4. Beginning April 1, 2013 through March 31, 2014, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 1.10% for Class R4. This net operating expense ratio is shown in the table.